Commitments and Contingencies (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Summary of future contractual obligations
2014	$ 92,000	$ 201,200
2015	108,000	100,000
2016	84,000	75,000
2017	77,000	75,000
2018	75,000	75,000
Total	436,000	526,200
Research and Development [Member]
Summary of future contractual obligations
2014	38,000	100,000
2015	75,000	75,000
2016	75,000	75,000
2017	75,000	75,000
2018	75,000	75,000
Total	338,000	400,000
Property and Other Leases [Member]
Summary of future contractual obligations
2014	54,000	101,200
2015	33,000	25,000
2016	9,000
2017	2,000
2018
Total	$ 98,000	$ 126,200